SCHEDULE OF INVESTMENTS (000)*

December 31, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK

Australia — 8.9%

Austal Ltd.	75,309	$155

Australian Pharmaceutical Industries Ltd.	670,440	636

Harvey Norman Holdings Ltd.	175,390	634

JB Hi-Fi Ltd.	30,304	1,136

Metcash Ltd.	393,817	1,026

Mineral Resources Ltd.	45,166	1,304

		4,891

Belgium — 0.5%

bpost S.A.[1]	26,866	279

Brazil — 2.0%

Cia de Saneamento do Parana[1]	75,600	378

Qualicorp Consultoria e Corretora de Seguros SA	50,315	339

Transmissora Alianca de Energia Eletrica SA	58,200	374

		1,091

Canada — 5.0%

AGF Management Ltd., Class B	135,558	647

B2Gold Corp.	21,600	121

Canaccord Genuity Group Inc.	28,000	245

Celestica Inc.[1]	24,400	197

Cominar Real Estate Investment Trust, Class Trust Unit[2]	41,800	266

Labrador Iron Ore Royalty Corp.	11,700	300

Martinrea International Inc.	16,900	197

North West Co. Inc.	15,800	403

Transcontinental Inc., Class A	22,376	361

		2,737

China — 4.2%

China Aoyuan Group Ltd.	331,341	322

China Overseas Grand Oceans Group Ltd.	618,000	332

Daqo New Energy Corp. ADR[1]	7,162	411

Huaxin Cement Co. Ltd., Class B	398,080	862

IGG Inc.	233,000	244

Lao Feng Xiang Co. Ltd., Class B	45,476	132

Yuexiu Property Co. Ltd.	513	—

		2,303

Denmark — 1.9%

D/S Norden	10,223	185

Per Aarsleff Holding A/S	4,662	234

Royal Unibrew A	3,209	371

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Denmark — (continued)

Scandinavian Tobacco Group A	15,540	$265

		1,055

France — 1.0%

Fnac Darty S.A.[1]	5,535	356

Television Francaise[1]	22,540	182

		538

Germany — 4.5%

CECONOMY AG1	48,530	336

Hornbach Holding AG & Co. KGaA	2,026	195

Rheinmetall AG	6,095	645

TAG Immobilien AG1	26,343	841

Wuestenrot & Wuerttembergische AG	22,764	459

		2,476

Hong Kong — 2.3%

Kerry Properties Ltd.	87,037	220

Pacific Textiles Holdings Ltd.	294,000	193

SITC International Holdings Co. Ltd.	148,000	320

United Laboratories International Holdings Ltd.	224,000	159

VTech Holdings Ltd.	44,600	346

		1,238

India — 4.2%

Alembic Pharmaceuticals Ltd.	9,811	139

Granules India Ltd.	168,543	812

Indiabulls Housing Finance Ltd.	199,050	600

Ipca Laboratories Ltd.	5,332	160

Power Finance Corp. Ltd.	395,191	618

		2,329

Indonesia — 0.3%

Erajaya Swasembada[1]	1,017,300	160

Italy — 1.8%

Azimut Holding SpA	13,537	294

Unipol Gruppo SpA	142,882	687

		981

Japan — 15.3%

Canon Marketing Japan Inc.	11,800	270

Capcom Co. Ltd.	16,500	1,070

EDION Corp.	19,000	193

GungHo Online Entertainment Inc.	39,000	873

Haseko Corp.	68,600	787

Hosiden Corp.	22,500	217

Japan Aviation Electronics Industry Ltd.	30,300	465

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)

Kandenko Co. Ltd.	24,600	$208

Komeri Co. Ltd.	7,800	221

K’s Holdings Corp.	47,200	658

Kumagai Gumi Co. Ltd.	11,800	298

Megachips Corp.	8,500	232

Mixi Inc.	22,300	554

Nishimatsu Construction Co. Ltd.	6,600	135

Nishimatsuya Chain Co. Ltd.	18,400	264

Penta-Ocean Construction Co. Ltd.	56,600	487

Sawai Pharmaceutical Co. Ltd.	8,300	377

Sumitomo Forestry Co. Ltd.	13,000	272

Takeuchi Manufacturing Co. Ltd.	15,400	364

Toho Holdings Co. Ltd.	14,700	258

Yuasa Trading Co. Ltd.	5,300	170

		8,373

Malaysia — 0.8%

Kossan Rubber Industries	408,400	457

Netherlands — 6.1%

ASR Nederland NV	27,446	1,101

BE Semiconductor Industries NV	15,780	956

Eurocommercial Properties NV1	15,200	286

Koninklijke BAM Groep NV1	101,772	212

PostNL NV	84,533	288

Signify NV	11,588	489

		3,332

Norway — 1.0%

BW LPG Ltd.	49,934	344

Europris ASA	36,145	216

		560

Singapore — 1.2%

Yanlord Land Group Ltd.	744,300	631

South Korea — 8.0%

Daesang Corp.	15,016	361

DGB Financial Group Inc.	59,350	372

GS Home Shopping Inc.	1,320	169

Hyosung TNC Co. Ltd.	2,401	467

Hyundai Home Shopping Network Corp.	2,379	179

Hyundai Wia Corp.	7,613	376

JB Financial Group Co. Ltd.	24,834	129

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

South Korea — (continued)

KIWOOM Securities Co. Ltd.	4,810	$562

Korea Petrochemical Industries Co. Ltd.	3,648	774

LG International Corp.	15,557	355

LOTTE Himart Co. Ltd.	6,784	195

Meritz Fire & Marine Insurance Co. Ltd.	14,662	197

Seegene Inc.	1,471	262

		4,398

Sweden — 6.2%

Avanza Bank Holding AB	13,769	390

Axfood AB	24,599	573

Betsson AB1	46,670	416

Embracer Group AB, Class B1	29,772	709

Inwido AB1	16,043	235

Kindred Group PLC[1]	64,489	631

LeoVegas AB	38,232	163

Nobina AB1	26,769	225

Peab AB, Class B1	4,077	44

		3,386

Switzerland — 0.8%

ALSO Holding AG1	1,511	430

Taiwan — 9.6%

Arcadyan Technology Corp.	142,000	474

Compeq Manufacturing Co. Ltd.	129,000	200

Elan Microelectronics Corp.	30,000	142

Everlight Electronics Co. Ltd.	221,000	332

General Interface Solution Holding Ltd.	198,000	807

Gigabyte Technology Co. Ltd.	135,000	374

Kindom Development Co. Ltd.	108,000	129

Radiant Opto-Electronics Corp.	222,000	901

Simplo Technology	66,000	822

Supreme Electronics Co. Ltd.	255,000	311

Yang Ming Marine Transport Corp.[1]	750,000	781

		5,273

Thailand — 0.7%

AP Thailand	1,011,800	245

Origin Property, Class F	619,900	156

		401

Turkey — 1.1%

Dogan Sirketler Grubu Holdings	791,613	327

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Turkey — (continued)

Turk Traktor ve Ziraat Makineleri AS	12,040	$296

		623

United Kingdom — 9.2%

Centamin PLC	154,139	261

Central Asia Metals PLC	41,448	136

Dixons Carphone PLC	183,641	291

Evraz PLC	153,734	991

Halfords Group PLC	55,509	202

Indivior PLC[1]	291,846	434

Keller Group PLC	26,995	258

Morgan Sindall Group PLC	15,779	330

Plus500 Ltd.	32,734	649

Redde Northgate PLC	116,985	426

Royal Mail PLC	234,894	1,085

		5,063

Total Common Stock

(Cost $45,574) — 96.6%		53,005

PREFERENCE STOCK

Brazil — 1.2%

Cia Paranaense de Energia[1]	46,000	663

Germany — 0.4%

Draegerwerk AG & Co. KGaA	2,864	222

Total Preference Stock

(Cost $789) — 1.6%		885

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.030%**	935,259	935

Total Short-Term Investment

(Cost $935) — 1.7%		935

Total Investments — 99.9%

(Cost $47,298)		54,825

Other Assets in Excess of Liabilities — 0.1%		74

Net Assets — 100.0%		$54,899

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
1	Non-income producing security.
2	Real Estate Investment Trust.
ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2020 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$4,891	$—	$—	$4,891
Belgium	279	—	—	279
Brazil	1,091	—	—	1,091
Canada	2,737	—	—	2,737
China	2,303	—	—	2,303
Denmark	—	1,055	—	1,055
France	538	—	—	538
Germany	990	1,486	—	2,476
Hong Kong	1,238	—	—	1,238
India	2,329	—	—	2,329
Indonesia	—	160	—	160
Italy	—	981	—	981
Japan	—	8,373	—	8,373
Malaysia	457	—	—	457
Netherlands	3,332	—	—	3,332
Norway	—	560	—	560
Singapore	631	—	—	631
South Korea	—	4,398	—	4,398
Sweden	390	2,996	—	3,386
Switzerland	—	430	—	430
Taiwan	5,273	—	—	5,273
Thailand	—	401	—	401
Turkey	623	—	—	623
United Kingdom	5,063	—	—	5,063

Total Common Stock	32,165	20,840	—	53,005

Preference Stock
Brazil	663	—	—	663
Germany	—	222	—	222

Total Preference Stock	663	222	—	885

Short-Term Investment	935	—	—	935

Total Investments in Securities	$33,763	$21,062	$—	$54,825

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-1300